Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 13, 2012
Registrant Name	dei_EntityRegistrantName	AMERICAN FUNDS CORPORATE BOND FUND
Central Index Key	dei_EntityCentralIndexKey	0001553195
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 14, 2012